Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0001868279
Registrant Name	ArriVent BioPharma, Inc.
Registration File Number	333-284661
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES